Operating costs - Analysis of expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Analysis of income and expense [abstract]
Depreciation, amortisation and impairment	£ 1,640	£ 1,735	£ 1,530
Payroll costs	1,684	1,852	1,648
Provision for bad and doubtful debts	234	181	36
Purchases of electricity	1,403	1,454	1,285
Purchases of gas	1,316	1,642	1,543
Property and other taxes	1,191	1,108	1,057
Balancing Services Incentive Scheme	1,317	1,196	1,012
Payments to other UK network owners	0	0	1,043
Other	2,975	2,895	2,603
Operating expense	11,760	12,063	11,757
Inventory consumed	328	415	367
Research and development expenditure	£ 14	£ 19	£ 13